VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.4%
	Diversified REITs: 3.5%
184,116	Store Capital Corp.	$ 3,336,182	1.5
931,610	VEREIT, Inc.	4,555,573	2.0
		7,891,755	3.5

	Health Care REITs: 9.1%
318,709	Healthcare Trust of America, Inc.	7,738,254	3.4
381,316	Healthpeak Properties, Inc.	9,094,387	4.0
115,476	Medical Properties Trust, Inc.	1,996,580	0.9
72,417	Ventas, Inc.	1,940,776	0.8
		20,769,997	9.1

	Hotel & Resort REITs: 2.3%
149,904	MGM Growth Properties LLC	3,548,228	1.6
196,818	Sunstone Hotel Investors, Inc.	1,714,285	0.7
		5,262,513	2.3

	Industrial REITs: 15.4%
297,731	Duke Realty Corp.	9,640,530	4.2
274,662	ProLogis, Inc.	22,074,585	9.7
149,434	STAG Industrial, Inc.	3,365,253	1.5
		35,080,368	15.4

	Office REITs: 12.3%
60,912	Alexandria Real Estate Equities, Inc.	8,348,599	3.7
163,554	Brandywine Realty Trust	1,720,588	0.7
137,688	Columbia Property Trust, Inc.	1,721,100	0.8
168,866	Cousins Properties, Inc.	4,942,708	2.2
248,989	Hudson Pacific Properties, Inc.	6,314,361	2.8
212,094	Piedmont Office Realty Trust, Inc.	3,745,580	1.6
30,693	Vornado Realty Trust	1,111,393	0.5
		27,904,329	12.3

	Residential REITs: 20.5%
43,057	American Campus Communities, Inc.	1,194,832	0.5
105,323	Apartment Investment & Management Co.	3,702,103	1.6
54,798	AvalonBay Communities, Inc.	8,064,622	3.5
56,927	Camden Property Trust	4,510,896	2.0
182,356	Equity Residential	11,253,189	5.0
421,558	Invitation Homes, Inc.	9,008,694	4.0
53,080	Mid-America Apartment Communities, Inc.	5,468,832	2.4
28,202	Sun Communities, Inc.	3,521,020	1.5
		46,724,188	20.5

	Retail REITs: 6.4%
312,151	Brixmor Property Group, Inc.	2,965,434	1.3
14,802	Realty Income Corp.	738,028	0.3
375,872	Retail Properties of America, Inc.	1,943,258	0.9
62,287	Simon Property Group, Inc.	3,417,065	1.5
130,812	Spirit Realty Capital, Inc.	3,420,734	1.5
225,383	Urban Edge Properties	1,985,624	0.9
		14,470,143	6.4

	Specialized REITs: 28.9%
18,932	American Tower Corp.	4,122,443	1.8
41,253	Crown Castle International Corp.	5,956,933	2.6
248,595	CubeSmart	6,659,860	2.9
81,843	CyrusOne, Inc.	5,053,805	2.2
19,307	Digital Realty Trust, Inc.	2,681,935	1.2
36,699	Equinix, Inc.	22,921,095	10.1
58,211	Extra Space Storage, Inc.	5,574,285	2.5
63,588	Life Storage, Inc.	6,012,246	2.7
75,203	QTS Realty Trust, Inc.	4,362,526	1.9
134,741	(1) VICI Properties, Inc.	2,242,090	1.0
		65,587,218	28.9

	Total Common Stock
	(Cost $254,015,513)	223,690,511	98.4

VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
		Repurchase Agreements: 0.8%
797,764	(2)	Bank of Montreal, Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $797,764, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.693%, Market Value plus accrued interest $813,720, due 09/10/20-01/20/69)	797,764	0.4
1,000,000	(2)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $1,020,000, due 07/15/20-02/20/50)	1,000,000	0.4

	Total Repurchase Agreements
	(Cost $1,797,764)		$ 1,797,764	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
1,834,321	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.330%
	(Cost $1,834,321)	1,834,321	0.8

	Total Short-Term Investments
	(Cost $3,632,085)	3,632,085	1.6

	Total Investments in Securities (Cost $257,647,598)	$ 227,322,596	100.0
	Liabilities in Excess of Other Assets	(89,069)	–
	Net Assets	$ 227,233,527	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(3)	Rate shown is the 7-day yield as of March 31, 2020.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock*	$223,690,511	$–	$–	$223,690,511
Short-Term Investments	1,834,321	1,797,764	–	3,632,085
Total Investments, at fair value	$225,524,832	$1,797,764	$–	$227,322,596

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $262,260,584.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$11,919,995
Gross Unrealized Depreciation	(46,857,983)
Net Unrealized Depreciation	$(34,937,988)